Obligations for pension and similar liabilities (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	10.70%	10.60%	8.70%
Rate Calculation of Interest Under Assets to the Next Year	10.70%	10.60%	8.70%
Estimated Long Term Inflation Rate	3.00%	3.00%	3.00%
Estimated Rate of Nominal Wage Increase	3.50%	3.50%	3.50%
Biometric General Mortality Table	AT2000	AT2000	AT2000
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	10.50%	10.50%	8.70%
Rate Calculation of Interest Under Assets to the Next Year	10.50%	10.50%	8.70%
Estimated Long Term Inflation Rate	3.00%	3.00%	3.00%
Biometric General Mortality Table	AT2000	AT2000	AT2000